FINANCIAL INSTRUMENTS - Quantitative Information About Significant Unobservable Inputs Used in Level 3 Fair Value Measurement (Details) - Contingent consideration - Level 3 $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Risk adjusted discount rate
Disclosure of contingent liabilities in business combination [line items]
Fair value of contingent consideration	$ 95,216
Percentage possible decrease in unobservable input	1.00%
Amount of possible decrease in unobservable input	$ 3,298
Percentage of possible increase in unobservable input	1.00%
Amount of possible increase in unobservable input	$ 3,689
Risk adjusted discount rate | Minimum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, percentage	0.0370
Risk adjusted discount rate | Maximum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, percentage	0.133
Expected revenues
Disclosure of contingent liabilities in business combination [line items]
Fair value of contingent consideration	$ 95,216
Percentage possible decrease in unobservable input	10.00%
Amount of possible decrease in unobservable input	$ 8,754
Percentage of possible increase in unobservable input	10.00%
Amount of possible increase in unobservable input	$ 13,134
Expected revenues | Minimum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, amount	9,559
Expected revenues | Maximum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, amount	51,671
Expected operating margin
Disclosure of contingent liabilities in business combination [line items]
Fair value of contingent consideration	$ 95,216
Percentage possible decrease in unobservable input	10.00%
Amount of possible decrease in unobservable input	$ 1,879
Percentage of possible increase in unobservable input	10.00%
Amount of possible increase in unobservable input	$ 2,825
Expected operating margin | Minimum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, percentage	0.2790
Expected operating margin | Maximum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, percentage	0.6300